NET (LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2018
NET (LOSS)/INCOME PER SHARE
NET (LOSS)/INCOME PER SHARE

16. NET (LOSS)/INCOME PER SHARE

Basic net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period. Diluted net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. For the  years ended December 31, 2016, 2017 and 2018, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share were 22,635,281 shares, 10,851 shares and 5,785,724 shares, on a weighted average basis, respectively. For the years ended December 31, 2016 and 2017, the Pre-IPO Preferred Shares and convertible loans convertible into ordinary shares that were also anti‑dilutive and excluded from the calculation of diluted net (loss)/income per share of the Company were 178,923,801 shares and 190,426,133  shares on a weighted average basis, respectively.

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	For the Year Ended December 31,
	2016	2017	2018
	(RMB in thousands, except for share and per share data)

Basic net (loss)/income per share calculation:
Numerator:
Net (loss)/income	(117,939)	240,352	1,977,306
Accretion on Pre-IPO Preferred Shares redemption value	(62,299)	(82,117)	—
Income allocation to participating Pre-IPO Preferred Shares	—	(132,241)	—
Deemed dividend to a preferred shareholder	(42,679)	—	—
Net (loss)/income attributable to ordinary shareholders	(222,917)	25,994	1,977,306
Denominator:
Weighted average number of ordinary shares outstanding—basic	110,647,199	113,620,774	337,883,964
Net (loss)/income per share attributable to ordinary shareholders—basic	(2.01)	0.23	5.85

Diluted net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary shareholders	(222,917)	25,994	1,977,306
Denominator:
Weighted average number of ordinary shares outstanding—basic	110,647,199	113,620,774	337,883,964
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	—	27,231,627	24,875,327
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	—	—	3,270
Weighted average number of ordinary shares outstanding-diluted	110,647,199	140,852,401	362,762,561
Net (loss)/income per share attributable to ordinary shareholders-diluted	(2.01)	0.18	5.45